29. Revenue (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenue
Passenger transportation	[1]	R$ 5,958,848	R$ 13,461,470	R$ 11,148,292
Cargo transportation		316,318	411,054	400,959
Mileage program		341,197	446,871	446,448
Other revenue		47,053	113,253	95,681
Gross revenue		6,663,416	14,432,648	12,091,380
Related tax		(291,599)	(567,944)	(680,026)
Net revenue		R$ 6,371,817	R$ 13,864,704	R$ 11,411,354

[1]	Of the total amount, the total of R$252,730 for the fiscal year ended on December 31, 2020, is made up of the revenue from non-attendance of passengers, rescheduling, ticket cancellation (R$583,242 and R$479,136 for the years ended December 31, 2019 and 2018, respectively).